Accrued Expenses (Details) - Schedule of accrued expenses - EQRx, INC. [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses (Details) - Schedule of accrued expenses [Line Items]
External research and development	$ 8,261	$ 9,870
Accrued professional services	727	723	$ 116
Accrued consulting	1,508	334	424
Accrued compensation	2,969	120	524
Other		118	50
Total accrued expenses	$ 13,465	$ 11,165	$ 1,114